ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Summary of accounts payable and accrued liabilities
Brookfield Renewable's accounts payable and accrued liabilities are as follows:

(MILLIONS)	June 30, 2021	December 31, 2020
Operating accrued liabilities	$289	$270
Accounts payable	166	127
Interest payable on borrowings	111	106
LP Unitholders distributions, preferred limited partnership unit distributions, preferred dividends payable and exchange shares dividends(1)	56	46
Current portion of lease liabilities	29	33
Other	48	43
	$699	$625
(1)Includes amounts payable only to external LP unitholders and BEPC exchangeable shareholders. Amounts payable to Brookfield are included in due to related parties.